Note 6 - Stock-based Compensation (Details Textual) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2021	Jan. 27, 2021	Oct. 14, 2020	Jun. 18, 2013	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Oct. 01, 2022	Oct. 01, 2021
Common Stock, Shares Authorized					12,000,000		12,000,000		12,000,000	12,000,000
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense					$ 7,000	$ 29,000	$ 55,000	$ 123,000	$ 148,000	$ 124,000
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense					34,000	52,000	156,000	245,000	311,000	267,000
Employees Directors And Consultants [Member]
Share-Based Payment Arrangement, Expense					41,000	81,000	211,000	367,000	459,000	391,000
Non Employee Restricted Shares [Member]
Share-Based Payment Arrangement, Expense					$ 0	$ 10,000	$ 3,000	$ 30,000	$ 40,000	$ 105,000
The 2013 Plan [Member]
Common Stock, Shares Authorized									170,571	155,571	185,571	170,571
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized				15,000
Share-based Payment Arrangement, Annual Increase in Authorized Shares, Maximum Percentage of Common Stock Outstanding				4.00%
Increase In Aggregate Number Of Shares											15,000	15,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant					0		0		41,366
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 200,000		$ 200,000		$ 181,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							2 years 1 month 9 days		2 years 5 months 19 days
The 2013 Plan [Member] | Restricted Stock [Member] | Board Of Directors And Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)							20,875		2,375
The 2013 Plan [Member] | Restricted Stock [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)	1,500	2,500	250
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Other (in shares)							3,625		4,250